GOOSE HOLLOW MULTI-STRATEGY INCOME ETF

Ticker Symbol: GHMS

GOOSE HOLLOW ENHANCED EQUITY ETF

Ticker Symbol: GHEE

Primary Listing Exchange for the Funds: Cboe BZX Exchange, Inc.

(each a series of the Collaborative Investment Series Trust)

Supplement dated February 8, 2024 to the Prospectus,

Statement of Additional Information (“SAI”) and Summary Prospectus dated August 16, 2023, as Supplemented.

Effective immediately, the Prospectus, SAI and Summary Prospectus of Goose Hollow Multi-Strategy Income ETF and Goose Hollow Enhanced Equity ETF (each a “Fund” and collectively the “Funds”) are hereby revised as described below.

The website for Goose Hollow Multi-Strategy Income ETF is https://ghms.gham.co/ and the website for Goose Hollow Enhanced Equity ETF is https://ghee.gham.co/.

The phone number for the Funds is 1-(866) 898-6447.

* * * * *

You should read this Supplement in conjunction with the Prospectus, SAI and Summary Prospectus dated August 16, 2023, as supplemented, for the Funds, which provides information that you should know about the Funds before investing and should be retained for future references. These documents are available upon request and without charge by calling 1-(866) 898-6447.